Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies [Abstract]
Commitments and contingencies

19.Commitments and contingencies

The Company’s commitments and contingencies relate to its ongoing operating activities, mainly research and development programs, as well as its leased corporate space.

In the normal course of business, we conduct product research and development programs through collaborative programs that include, among others, arrangements with universities, contract research organizations and clinical research sites. We have contractual arrangements with these organizations. As of December 31, 2022, we have contractual obligations, other than for leases (see below), totaling CHF 23.0 million for 2023.

We lease our corporate, laboratory and other facilities under multiple leases at the EPFL Innovation Park in Ecublens, near Lausanne, Canton of Vaud, Switzerland. Our lease agreements have no termination clauses longer than a 12-month contractual notice period. The Company recognizes a right-of-use asset for its leases, except for short-term and low-value leases as indicated in Note 3. See “Note 5. Right-of-use assets, long-term financial assets and lease liabilities” for the contractual undiscounted cash flows for lease obligations.

	As of
	December 31,
In CHF thousands	2022	2021
Within 1 year	23,336	19,785
Between 1 and 3 years	18,516	3,620
Between 3 and 5 years	9,229	243
More than 5 years	1,407	51
Total	52,488	23,699